Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss			¥ 606
Financial assets at amortised costs	¥ 8,545,293		8,899,854
Fair Value through OCI	3,227,295		3,338,816
Other financial liabilities at amortized cost	10,717,171		11,823,780
Total	11,772,588	$ 1,693,435	12,239,276
Total	10,717,171	1,541,618	11,823,780
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	59,641		40,531
Total	59,641	8,579	40,531
Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss			606
Total			606
Trade and bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	3,259,800		3,429,519
Fair Value through OCI	3,227,295		3,338,816
Total	6,487,095	933,140	6,768,335
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	434,750		138,780
Total	434,750	62,537	138,780
Cash and bank balances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	4,850,743		5,331,555
Total	4,850,743	697,758	5,331,555
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	8,270,148		9,580,249
Total	8,270,148	1,189,624	9,580,249
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	2,341,432		2,203,000
Total	2,341,432	336,805	¥ 2,203,000
Other Financial Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	45,950
Total	¥ 45,950	$ 6,610